Net investment income/(expense)	12 Months Ended
Dec. 31, 2024
Gains (losses) on financial instruments [abstract]
Net investment income/(expense)	Net investment income/(expense)

Accounting for net investment income/(expense)
Dividends are recognised when the right to receive the dividend has been established. Incremental costs are reported within net investment income if they are directly attributable to generating identifiable investment income. Other accounting policies relating to net investment income are set out in Note 12 and Note 14.

	2024	2023	2022
	£m	£m	£m
Net gains from financial assets mandatorily at fair value	219	133	19
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	134	102	(68)
Net losses from disposal of financial assets and liabilities measured at amortised cost[1]	(225)	(9)	(66)
Dividend Income	3	—	—
Net losses on other investments	(62)	(114)	(208)
Net investment income/(expense)	69	112	(323)
1    Included within the 2024 balance are losses of £220m on sale of the performing Italian retail mortgage portfolio.